UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	Bank Loans – 30.4%
$152,125	AECOM 3.827% (US LIBOR+175 basis points), 2/23/2025[1,2,3,4]	$152,625
124,926	Altisource Sarl 6.334% (US LIBOR+400 basis points), 4/3/2024[1,2,5,6]	124,327
125,000	American Airlines, Inc. 3.827% (US LIBOR+175 basis points), 6/27/2025[1,2,5]	123,099
75,000	AssuredPartners, Inc. 5.344% (US LIBOR+325 basis points), 10/22/2024[1,2,3,4,5]	75,178
243,764	Axalta Coating Systems U.S. Holdings, Inc. 4.084% (US LIBOR+200 basis points), 6/1/2024[1,2,5]	244,043
125,000	Brookfield Retail Holdings VII Sub 3 LLC 3.500% (US LIBOR+250 basis points), 5/7/2025[1,2,3,4,5]	124,154
75,000	Brookfield WEC Holdings, Inc. 4.500% (US LIBOR+375 basis points), 7/26/2025[1,2,3,4,5]	75,580
75,000	California Resources Corp. 6.831% (US LIBOR+475 basis points), 12/31/2022[1,2,5]	76,437
248,750	CenturyLink, Inc. 4.827% (US LIBOR+275 basis points), 1/31/2025[1,2,5]	245,236
150,000	Charter Communications Operating LLC 4.080% (US LIBOR+200 basis points), 4/30/2025[1,2,3,4,5]	150,256
150,000	Clean Harbors, Inc. 3.844% (US LIBOR+175 basis points), 6/30/2024[1,2,3,4,5]	150,218
172,756	Dell International LLC 3.830% (US LIBOR+175 basis points), 9/7/2021[1,2]	172,811
78,294	Ditech Holding Corp. 8.077% (US LIBOR+600 basis points), 6/30/2022[1,2]	74,721
125,000	Envision Healthcare Corp. 5.080% (US LIBOR+300 basis points), 12/1/2023[1,2,5]	125,156
247,006	H.B. Fuller Co. 4.086% (US LIBOR+225 basis points), 10/20/2024[1,2,5]	247,382
216,467	Hilton Worldwide Finance LLC 3.841% (US LIBOR+200 basis points), 10/25/2023[1,2,5]	217,450
248,750	INEOS U.S. Finance LLC 4.169% (US LIBOR+200 basis points), 3/31/2024[1,2,5]	248,673
150,000	KFC Holding Co. 3.829% (US LIBOR+175 basis points), 4/3/2025[1,2,3,4,5]	150,075
150,000	Las Vegas Sands LLC 3.827% (US LIBOR+175 basis points), 3/27/2025[1,2,3,4]	149,883
124,373	McAfee LLC 6.572% (US LIBOR+450 basis points), 9/29/2024[1,2,5]	125,362
150,000	Microchip Technology, Inc. 4.080% (US LIBOR+200 basis points), 5/29/2025[1,2,5]	150,563
174,555	Micron Technology, Inc. 3.830% (US LIBOR+175 basis points), 4/26/2022[1,2,5]	175,318

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	Bank Loans (Continued)
$142,902	Murray Energy Corp. 9.344% (US LIBOR+725 basis points), 4/16/2020[1,2,5]	$134,238
150,000	NRG Energy, Inc. 3.943% (US LIBOR+175 basis points), 6/30/2023[1,2,3,4,5]	149,867
194,397	Pacific Drilling S.A. 9.250% (US LIBOR+350 basis points), 12/31/2018[1,2,5,6,7]	73,725
125,000	Quest Software U.S. Holdings, Inc. 6.576% (US LIBOR+425 basis points), 5/18/2025[1,2,5]	124,649
81,750	Red Ventures LLC 6.077% (US LIBOR+400 basis points), 11/8/2024[1,2,5]	82,629
240,000	Sally Holdings LLC 4.500%, 7/5/2024[2,5]	228,799
248,125	Seminole Tribe of Florida, Inc. 3.827% (US LIBOR+175 basis points), 7/6/2024[1,2,5]	249,541
100,000	Tenneco, Inc. 2.750% (US LIBOR+275 basis points), 6/18/2025[1,2,3,4,5]	99,938
124,688	U.S. Silica Co. 6.125% (US LIBOR+400 basis points), 5/1/2025[1,2]	124,883
150,000	Vistra Operations Co. LLC 4.057% (US LIBOR+200 basis points), 12/1/2025[1,2,3,4,5]	149,831
124,687	Wrangler Buyer Corp. 4.827% (US LIBOR+275 basis points), 9/28/2024[1,2,5]	125,155
	Total Bank Loans (Cost $5,025,301)	4,921,802

	Bonds – 61.8%
	Asset-Backed Securities – 22.2%
250,000	Apidos CLO XVII Series 2014-17A, Class D, 7.086% (LIBOR 3 Month+475 basis points), 4/17/2026[1,5,8]	250,375
173,688	Applebee's Funding LLC / IHOP Funding LLC Series 2014-1, Class A2, 4.277%, 9/5/2044[5,8]	171,985
250,000	Ares XLI CLO Ltd. Series 2016-41A, Class D, 6.539% (LIBOR 3 Month+420 basis points), 1/15/2029[1,5,8]	253,425
80,728	Bank of The West Auto Trust Series 2015-1, Class A4, 1.660%, 9/15/2020[5,8]	80,548
250,000	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, Class DR, 9.598% (LIBOR 3 Month+725 basis points), 1/20/2029[1,5,8]	254,275
	CNH Equipment Trust
14,488	Series 2017-C, Class A1, 1.540%, 12/14/2018[5]	14,488
214,914	Series 2014-C, Class A4, 1.650%, 9/15/2021[5]	214,540

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$250,000	Dryden 40 Senior Loan Fund Series 2015-40A, Class F, 9.743% (LIBOR 3 Month+740 basis points), 8/15/2028[1,5,8]	$251,600
350,000	Dryden 43 Senior Loan Fund Series 2016-43A, Class ER, 8.448% (LIBOR 3 Month+610 basis points), 7/20/2029[1,5,8]	351,715
120,000	Ford Credit Auto Owner Trust Series 2015-B, Class A4, 1.580%, 8/15/2020[5]	119,481
250,000	Greywolf CLO III Ltd. Series 2014-1A, Class CR, 5.547% (LIBOR 3 Month+320 basis points), 4/22/2026[1,5,8]	250,000
250,000	Highbridge Loan Management Ltd. Series 2013-2A, Class DR, 8.948% (LIBOR 3 Month+660 basis points), 10/20/2029[1,5,8]	257,400
175,000	Hyundai Auto Lease Securitization Trust Series 2017-A, Class A3, 1.880%, 8/17/2020[5,8]	174,291
46,223	Hyundai Auto Receivables Trust Series 2018-A, Class A1, 2.230%, 4/15/2019[5]	46,225
250,000	Madison Park Funding XIX Ltd. Series 2015-19A, Class DR, 6.697% (LIBOR 3 Month+435 basis points), 1/22/2028[1,5,8]	250,250
17,607	Mercedes-Benz Auto Lease Trust Series 2018-A, Class A1, 1.750%, 2/15/2019[5]	17,607
119,144	MMAF Equipment Finance LLC Series 2017-AA, Class A2, 1.730%, 5/18/2020[5,8]	118,825
105,267	Nissan Auto Receivables Owner Trust Series 2016-A, Class A3, 1.340%, 10/15/2020[5]	104,608
160,000	Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A1, 2.424%, 7/22/2019[5]	160,007
250,000	Voya CLO Ltd. Series 2016-1A, Class DR, 7.598% (LIBOR 3 Month+525 basis points), 1/20/2031[1,5,8]	246,550
	Total Asset-Backed Securities (Cost $3,581,081)	3,588,195

	Commercial Mortgage-Backed Securities – 0.6%
100,000	FREMF Mortgage Trust Series 2014-K715, Class C, 4.125%, 2/25/2046[5,8,9]	99,564
	Total Commercial Mortgage-Backed Securities (Cost $101,838)	99,564

	Corporate – 34.3%
	Basic Materials – 2.5%
100,000	Freeport-McMoRan, Inc. 4.000%, 11/14/2021	99,625

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Corporate (Continued)
	Basic Materials (Continued)
$75,000	Huntsman International LLC 4.875%, 11/15/2020[5]	$76,406
150,000	Platform Specialty Products Corp. 6.500%, 2/1/2022[5,8]	154,313
75,000	Rain CII Carbon LLC / CII Carbon Corp. 7.250%, 4/1/2025[5,8]	77,250
		407,594
	Communications – 2.5%
250,000	AT&T, Inc. 2.989% (LIBOR 3 Month+65 basis points), 1/15/2020[1]	251,499
50,000	Cincinnati Bell, Inc. 7.000%, 7/15/2024[5,8]	44,750
100,000	EIG Investors Corp. 10.875%, 2/1/2024[5]	109,250
		405,499
	Consumer, Cyclical – 5.3%
280,000	Diamond Resorts International, Inc. 7.750%, 9/1/2023[5,8]	293,300
50,000	Dollar Tree, Inc. 3.036% (LIBOR 3 Month+70 basis points), 4/17/2020[1,5]	50,107
75,000	Golden Nugget, Inc. 8.750%, 10/1/2025[5,8]	78,000
60,000	Hyundai Capital America 3.261% (LIBOR 3 Month+94 basis points), 7/8/2021[1,8]	60,137
50,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 10.250%, 11/15/2022[5,8]	54,313
75,000	Rite Aid Corp. 6.125%, 4/1/2023[5,8]	75,750
250,000	Starbucks Corp. 2.100%, 2/4/2021[5]	243,176
		854,783
	Consumer, Non-cyclical – 3.0%
250,000	BAT Capital Corp. 2.764%, 8/15/2022[5,8]	241,623
250,000	Conagra Brands, Inc. 2.839% (LIBOR 3 Month+50 basis points), 10/9/2020[1]	249,451
		491,074
	Energy – 2.8%
99,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/2024[5]	99,866

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Corporate (Continued)
	Energy (Continued)
$38,000	Denbury Resources, Inc. 9.000%, 5/15/2021[5,8]	$40,613
125,000	Enbridge, Inc. 3.041% (LIBOR 3 Month+70 basis points), 6/15/2020[1,6]	125,560
100,000	Energy Transfer Equity LP 7.500%, 10/15/2020	107,000
75,000	Peabody Energy Corp. 6.000%, 3/31/2022[5,8]	77,531
		450,570
	Financial – 12.3%
75,000	Acrisure LLC / Acrisure Finance, Inc. 7.000%, 11/15/2025[5,8]	68,062
250,000	Aircastle Ltd. 5.500%, 2/15/2022[6]	261,250
75,000	AssuredPartners, Inc. 7.000%, 8/15/2025[5,8]	72,562
105,000	Citibank N.A. 3.400%, 7/23/2021[5]	104,947
100,000	Compass Group Diversified Holdings LLC 8.000%, 5/1/2026[5,8]	98,000
250,000	Goldman Sachs Group, Inc. 3.133% (LIBOR 3 Month+80 basis points), 12/13/2019[1]	251,512
250,000	HCP, Inc. 2.625%, 2/1/2020[5]	247,504
250,000	Marsh & McLennan Cos., Inc. 2.350%, 9/10/2019[5]	248,590
100,000	Mitsubishi UFJ Financial Group, Inc. 2.190%, 9/13/2021[6]	95,820
275,000	New York Life Global Funding 2.000%, 4/9/2020[8]	269,750
275,000	Wells Fargo Bank N.A. 2.649% (LIBOR 3 Month+31 basis points), 1/15/2021[1]	274,944
		1,992,941
	Industrial – 1.9%
50,000	Park Aerospace Holdings Ltd. 5.500%, 2/15/2024[6,8]	49,500
250,000	Vulcan Materials Co. 2.941% (LIBOR 3 Month+60 basis points), 6/15/2020[1]	250,348
		299,848

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Corporate (Continued)
	Technology – 2.2%
$50,000	BMC Software Finance, Inc. 8.125%, 7/15/2021[5,8]	$51,250
75,000	Exela Intermediate LLC / Exela Finance, Inc. 10.000%, 7/15/2023[5,8]	77,719
45,000	MagnaChip Semiconductor Corp. 6.625%, 7/15/2021[5]	43,987
100,000	West Corp. 8.500%, 10/15/2025[5,8]	87,500
100,000	Western Digital Corp. 4.750%, 2/15/2026[5]	98,500
		358,956
	Utilities – 1.8%
100,000	AES Corp. 4.875%, 5/15/2023[5]	100,875
175,000	Vistra Energy Corp. 7.375%, 11/1/2022[5]	182,875
		283,750
	Total Corporate (Cost $5,575,654)	5,545,015
	Residential Mortgage-Backed Securities – 2.7%
100,000	Bayview Financial Mortgage Pass-Through Trust Series 2006-A, Class M4, 2.822% (LIBOR 1 Month+75 basis points), 2/28/2041[1,5]	94,448
206,255	Home Equity Asset Trust Series 2004-7, Class M3, 3.159% (LIBOR 1 Month+110 basis points), 1/25/2035[1,5]	207,017
85,015	Mastr Asset Backed Securities Trust Series 2006-AM3, Class A3, 2.234% (LIBOR 1 Month+17 basis points), 10/25/2036[1,5]	83,526
59,577	VOLT LXI LLC Series 2017-NPL8, Class A1, 3.125%, 6/25/2047[5,8,10]	59,269
	Total Residential Mortgage-Backed Securities (Cost $427,958)	444,260

	U.S. Government – 2.0%
325,000	United States Treasury Bill 2.384%, 6/20/2019	318,261
	Total U.S. Government (Cost $318,286)	318,261
	Total Bonds (Cost $10,004,817)	9,995,295

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 0.2%
	Basic Materials – 0.1%
540	Covia Holdings Corp.*	$9,736
	Technology – 0.1%
205	Western Digital Corp.	14,381
	Total Common Stocks (Cost $33,283)	24,117

Number of Contracts
	Purchased Options Contracts – 0.1%
	Put Options – 0.1%
	Equity – 0.1%
	iShares S&P Latin America 40 Index
131	Exercise Price: $26.00, Notional Amount: $340,600,
	Expiration Date: September 22, 2018*	-
	Netflix, Inc.
3	Exercise Price: $300.00, Notional Amount: $90,000,
	Expiration Date: January 19, 2019*	4,537
	Tesla, Inc.
3	Exercise Price: $265.00, Notional Amount: $79,500, Expiration Date: September 22, 2018*	4,178
3	Exercise Price: $250.00, Notional Amount: $75,000, Expiration Date: January 19, 2019*	7,755
	Washington Prime Group, Inc.
173	Exercise Price: $5.00, Notional Amount: $86,500,
	Expiration Date: October 20, 2018*	865
		17,335
	Total Put Options (Cost $25,070)	17,335
	Total Purchased Options Contracts (Cost $25,070)	17,335

Number of Shares
	Short-Term Investments – 3.1%
505,009	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.756%[11,12]	505,009
	Total Short-Term Investments (Cost $505,009)	505,009

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

		Value
	Total Investments – 95.6% (Cost $15,593,480)	$15,463,558
	Other Assets in Excess of Liabilities – 4.4%	708,356
	Total Net Assets – 100.0%	$16,171,914

Principal Amount
	Securities Sold Short – (11.0)%
	Bonds – (11.0)%
	Corporate – (11.0)%
	Communications – (0.7)%
$(115,000)	Netflix, Inc. 4.875%, 4/15/2028[8]	(108,963)

	Consumer, Cyclical – (4.1)%
(280,000)	Diamond Resorts International, Inc. 10.750%, 9/1/2024[5,8]	(293,300)
(240,000)	Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/2025[5]	(225,600)
(150,000)	United Continental Holdings, Inc. 5.000%, 2/1/2024	(147,375)
		(666,275)
	Consumer, Non-cyclical – (0.9)%
(150,000)	Hertz Corp. 7.625%, 6/1/2022[5,8]	(147,375)

	Energy – (2.2)%
(100,000)	Pattern Energy Group, Inc. 5.875%, 2/1/2024[5,8]	(101,250)
(250,000)	SM Energy Co. 6.500%, 1/1/2023[5]	(255,000)
		(356,250)
	Financial – (1.4)%
(240,000)	Washington Prime Group LP 5.950%, 8/15/2024[5]	(237,345)

	Industrial – (1.7)%
(275,000)	Avnet, Inc. 4.625%, 4/15/2026[5]	(272,236)
	Total Corporate (Proceeds $1,797,911)	(1,788,444)
	Total Bonds (Proceeds $1,797,911)	(1,788,444)
	Total Securities Sold Short (Proceeds $1,797,911)	$(1,788,444)

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

*	Non-income producing security.
[1]	Floating rate security.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	All or a portion of the loan is unfunded.
[4]	Denotes investments purchased on a when-issued or delayed delivery basis.
[5]	Callable.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Security is in default.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,692,883 which represents 35.2% of Net Assets.
[9]	Variable rate security.
[10]	Step rate security.
[11]	All or a portion of this security is segregated as collateral for securities sold short.
[12]	The rate is the annualized seven-day yield at period end.

See	accompanying Notes to Schedule of Investments.

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (S&P)	Pay/(b) Receive Fixed Rate	Fixed Rate/ Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan
American Axle & Manufacturing, Inc.	-	Pay	5%/Quarterly	6/20/23	$250,000	$(23,840)	$1,452	$(22,388)
General Motors Co.	-	Pay	5%/Quarterly	6/20/23	325,000	(57,637)	1,173	(56,464)
Morgan Stanley
General Motors Co.	-	Pay	5%/Quarterly	6/20/23		-	-	-
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(81,477)	$2,625	$(78,852)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at July 31, 2018.
(b)	If Palmer Square Strategic Credit Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Strategic Credit Fund is receiving a fixed rate, Palmer Square Strategic Credit Fund acts as guarantor of the variable instrument.

See	accompanying Notes to Schedule of Investments.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

Note 1 – Organization

Palmer Square Strategic Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets. The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A. Effective September 1, 2017 the Fund changed its name from the Palmer Square Absolute Return Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also enter into the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with "caps," "floors" or "collars". A "cap" is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A "floor" is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A "collar" is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

(e) Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(f) Exchange Traded Notes

Exchange Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange Traded Funds (“ETFs”) and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(g) Total Return Swap Contracts

The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(h) Credit Default Swap Contracts

The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(i) Interest Rate Swap Contracts

The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(j) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At July 31, 2018, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$14,043,010

Gross unrealized appreciation	$81,748
Gross unrealized depreciation	(449,644)
Net unrealized depreciation on investments	$(367,896)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$4,921,802	$-	$4,921,802
Bonds
Asset-Backed Securities	-	3,588,195	-	3,588,195
Commercial Mortgage-Backed Securities	-	99,564	-	99,564
Corporate**	-	5,545,015	-	5,545,015
Residential Mortgage-Backed Securities	-	444,260	-	444,260
U.S. Government	-	318,261	-	318,261
Common Stocks**	24,117	-	-	24,117
Purchased Options Contracts
Equity	16,470	865	-	17,335
Short-Term Investments	505,009	-	-	505,009
Total Investments	545,596	14,917,962	$-	15,463,558
Other Financial Instruments***
Credit Default Swap Contracts	$-	$2,625	$-	$2,625
Total Assets	$545,596	$14,920,587	$-	$15,466,183

Liabilities
Bonds
Corporate**	$-	$1,788,444	$-	$1,788,444
Total	$-	$1,788,444	$-	$1,788,444

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	09/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	09/28/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	09/28/18